Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PSUs
Number of units (in thousands)
Outstanding, beginning of year (shares)	1,763	1,351
Granted (shares)	690	669
Granted - notional dividends reinvested (shares)	73	66
Paid out (shares)	(357)	(281)
Cancelled/forfeited (shares)	(51)	(42)
Outstanding, end of year (shares)	2,118	1,763
Additional information (in millions)
Compensation expense recognized	$ 74	$ 22
Compensation expense unrecognized	35	27
Cash payout	16	14
Accrued liability as at December 31	106	50
Aggregate intrinsic value as at December 31	$ 141	$ 77
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average payout price (CAD per share)	$ 45.14	$ 46.01
Payout percentage	101.00%	109.00%
Weighted-average contractual life (years)	1 year
RSUs
Number of units (in thousands)
Outstanding, beginning of year (shares)	717	483
Granted (shares)	429	305
Granted - notional dividends reinvested (shares)	35	26
Paid out (shares)	(92)	(75)
Cancelled/forfeited (shares)	(39)	(22)
Outstanding, end of year (shares)	1,050	717
Additional information (in millions)
Compensation expense recognized	$ 24	$ 11
Compensation expense unrecognized	17	15
Cash payout	4	3
Accrued liability as at December 31	39	19
Aggregate intrinsic value as at December 31	$ 56	$ 34
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average payout price (CAD per share)	$ 45.83	$ 45.55
Weighted-average contractual life (years)	1 year